Class A Shares of Common Stock Subject to Possible Redemption (Details) - USD ($)	Sep. 06, 2023	Mar. 06, 2023	Mar. 06, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Shares of Common Stock Subject to Possible Redemption (Details) [Line Items]
Temporary equity shares outstanding	1,847,662		21,151,393
Common stock shares outstanding	65.00%	88.10%	88.10%
Redemptions shares				1,000,945
Common stock par value (in Dollars)					$ 0.0001
Class A Common Stock [Member]
Class A Shares of Common Stock Subject to Possible Redemption (Details) [Line Items]
Common stock shares authorized				200,000,000	200,000,000
Temporary equity, par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares outstanding		21,151,393
Redemptions shares				10,426,000	24,000,000	24,000,000
Common stock shares outstanding				1,000,945	24,000,000	24,000,000
Temporary equity, redemption price per share (in Dollars per share)				$ 11.21	$ 10.14	$ 10.05
Class A Common Stock Subject to Possible Redemption [Member]
Class A Shares of Common Stock Subject to Possible Redemption (Details) [Line Items]
Temporary equity, redemption price per share (in Dollars per share)					$ 10.15